Discontinued Operations and Disposition (Tables)	9 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For the Nine Months Ended September 30,
	2021	2020
Revenues	$-	$186,228
Cost of revenues	-	127,883
Gross profit	-	58,345
Operating expenses	-	232,860
Other income, net	-	7,573
Loss before income taxes	-	166,942
Income tax expense	-	6,226
Loss from discontinued operations	-	173,168
Loss from disposal, net of taxes	-	-
Total loss from discontinued operations	$-	$173,168